Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Compensation and benefits	$ 5,251	$ 4,800
External research and development expenses	3,337	3,623
Professional services	1,956	1,795
Other liabilities	1,759	501
Accrued expenses and other liabilities	$ 12,303	$ 10,719